Audit Information	12 Months Ended
Mar. 31, 2026
Auditor [Line Items]
Auditor Name	CHI-LLTC
Auditor Firm ID	7320
Auditor Location	Perak, Malaysia
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Akso Health Group and subsidiaries (collectively, the “Company”) as of March 31, 2026, the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity, and cash flows for the year ended March 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Company as of March 31, 2026, and the consolidated result of its operations and its cash flows for the year ended March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

We have also audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of March 31, 2026, based on criteria established in Internal Control — Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission and our report dated July 23, 2026 expressed an unqualified opinion thereon.